Financial risk management objectives and policies - Liquidity risk (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Long-term debt	$ 42,687	$ 44,419
Accrued liabilities and other payables	1,319	1,455
Trade payables	6,433	4,258
Total	50,439	50,132
Less than 3 months
Disclosure of financial liabilities [line items]
Long-term debt	1,720	1,145
Accrued liabilities and other payables	1,319	1,455
Trade payables	6,433	4,258
Total	9,472	6,858
3 to 12 months
Disclosure of financial liabilities [line items]
Long-term debt	24,502	12,989
Accrued liabilities and other payables	0	0
Trade payables	0	0
Total	24,502	12,989
1 to 5 years
Disclosure of financial liabilities [line items]
Long-term debt	16,465	30,285
Accrued liabilities and other payables	0	0
Trade payables	0	0
Total	16,465	30,285
More than 5 years
Disclosure of financial liabilities [line items]
Long-term debt	0	0
Accrued liabilities and other payables	0	0
Trade payables	0	0
Total	$ 0	$ 0